Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	£ 3	£ 5
Work in progress	1	2
Finished goods	59	63
Returns asset	3	4
Inventories	£ 66	£ 74